CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 4,198,889	$ 591,401	¥ 3,604,919	¥ 2,959,324
Cost of revenues	1,903,041	268,038	1,796,867	1,405,423
Selling and marketing expenses	2,048,090	288,467	2,026,468	1,634,733
Related Party [Member]
Revenues	35,147		40,520	38,471
Cost of revenues	37,074		149,547	135,058
Selling and marketing expenses	2,585		2,541	120,315
Cost of revenues
Share-based compensation expenses	9,751	1,373	11,861	18,973
Selling and marketing expenses
Share-based compensation expenses	13,882	1,955	24,334	31,947
Research and development expenses
Share-based compensation expenses	49,847	7,021	62,503	57,595
General and administrative expenses
Share-based compensation expenses	¥ 91,176	$ 12,842	¥ 275,197	¥ 439,950